John Hancock Tax-Free Income Funds
               Supplement to the Prospectus dated January 1, 2002

John Hancock California Tax-Free Income Fund
John Hancock High Yield Municipal Bond Fund
John Hancock Massachusetts Tax-Free Income Fund
John Hancock New York Tax-Free Income Fund
John Hancock Tax-Free Bond Fund


The "Portfolio Manager" sections have been changed as follows:

         PORTFOLIO MANAGERS

         Barry H. Evans, CFA
         -------------------

         Senior vice president
         Joined John Hancock Advisers in 1986
         Joined fund team in 1998
         Began business career in 1986

         Dianne Sales, CFA
         -----------------

         Vice president
         Joined John Hancock Advisers in 1989
         Joined fund team in 1995
         Began business career in 1984

         Cynthia M. Brown
         ----------------

         Joined John Hancock Advisers in 2000
         Joined fund team in 2000
         Chief investment officer at Riccardi Group, LLC
           (1998-2000)
         Senior vice president and portfolio manager
          at MFS Investment Management until 1998
         Began business career in 1984


3/20/02